Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2014 USD ($) segment	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Buildings Maximum	Dec. 31, 2014 Equipment Minimum	Dec. 31, 2014 Equipment Maximum	Dec. 31, 2014 Office furniture and fixtures Minimum	Dec. 31, 2014 Office furniture and fixtures Maximum	Dec. 31, 2014 Leasehold improvements Maximum
Short-term Investments and long-term investments
Long-term investment	$ 8,165,000	50,659,000
Fixed annual yield (as a percent)	7.40%	7.40%
Property Plant and Equipment Income Statement Disclosures [Abstract]
Useful life					40 years	3 years	5 years	3 years	5 years	5 years
Goodwill
Goodwill impairment charges	68,000	424,000	0	456,000
Impairment of Long-Lived Assets
Impairment loss on long-lived assets	1,267,000	7,864,000	8,594,000	13,820,000
Segment Reporting
Number of reportable segments into which restaurants are aggregated	1	1
Number of geographical segments	0	0
Government Grants
Unrestricted government subsidies from local government agencies	500,000	3,129,000	2,611,000	21,164,000
Translation into United States Dollars
Translations of amounts from RMB into U.S. dollars at the rate of U.S. $1.00 to RMB		6.2046